UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:


/s/  Christopher Reed     New York, New York/USA     August 16, 2010
----------------------    ----------------------    ------------------
     [Signature]              [City/State]               [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            24

Form 13F Information Table Value Total:      $135,970
                                            ----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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<BTB>
                                                      FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106     2794   269141 SH       SOLE                   269141
AMERICAN TOWER CORP            CL A             029912201    15455   347294 SH       SOLE                   347294
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205     2581    54343 SH       SOLE                    54343
BAIDU INC                      SPON ADR REP A   056752108     1340    19680 SH       SOLE                    19680
BE AEROSPACE INC               COM              073302101     2635   103632 SH       SOLE                   103632
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     5491   228688 SH       SOLE                   228688
CROWN HOLDINGS INC             COM              228368106     5130   204872 SH       SOLE                   204872
DIRECTV                        COM CL A         25490A101     6387   188290 SH       SOLE                   188290
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     5725   134357 SH       SOLE                   134357
FISERV INC                     COM              337738108     8597   188281 SH       SOLE                   188281
GAYLORD ENTMT CO NEW           COM              367905106     2482   112362 SH       SOLE                   112362
GENERAL GROWTH PPTYS INC       COM              370021107     1920   144760 SH       SOLE                   144760
JARDEN CORP                    COM              471109108     5463   203303 SH       SOLE                   203303
KAR AUCTION SVCS INC           COM              48238T109    10765   870226 SH       SOLE                   870226
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     6354    68186 SH       SOLE                    68186
NEWELL RUBBERMAID INC          COM              651229106     5420   370198 SH       SOLE                   370198
SOLUTIA INC                    COM NEW          834376501     3437   262345 SH       SOLE                   262345
STANLEY BLACK & DECKER INC     COM              854502101     5155   102035 SH       SOLE                   102035
TEMPUR PEDIC INTL INC          COM              88023U101     4000   130077 SH       SOLE                   130077
TIME WARNER CABLE INC          COM              88732J207    10784   207071 SH       SOLE                   207071
TYCO INTERNATIONAL LTD         SHS              H89128104    12947   367511 SH       SOLE                   367511
WABASH NATL CORP               COM              929566107     2699   379634 SH       SOLE                   379634
WILLIAMS COS INC DEL           COM              969457100     5744   314221 SH       SOLE                   314221
WYNDHAM WORLDWIDE CORP         COM              98310W108     2665   132326 SH       SOLE                   132326
